Expenses by Nature (Tables)	12 Months Ended
Sep. 30, 2020
Expenses by Nature
Summary of expenses by Nature

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
Employee benefit expense and other staff costs	2,654,423	697,969
Capitalised within intangible assets	(1,202,567)	(327,565)
Legal and professional	332,901	145,438
Foreign exchange	(7,725)	47,308
Property costs	124,315	45,785
Share option charge	95,331	8,945
Depreciation	3,753	242
Other expenses	173,282	79,160
Total	2,173,713	697,282